Fair Value (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fixed rate debt carrying value	$ 750.0
Fixed rate debt difference between carrying value and fair value	$ 0.0	$ 0.0